Income tax (expenses) / benefits (Summary of Current Taxation in the Consolidated Statement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income tax payable balance at 1 January	¥ 19,425	¥ 226,269
Provision for current income tax for the year	590,668	37,027	¥ 460,720
Payment during the year	(351,627)	(243,871)
Income tax payable balance at 31 December	¥ 258,466	¥ 19,425	¥ 226,269